PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Master Trust, which covers the six-month period from December 1, 1996, through May 31, 1997. The report contains commentary by the portfolio manager, followed by a complete list of the trust's investments on the last day of the reporting period, and the financial statements.

This money market mutual fund pursues competitive daily income -- along with daily liquidity and stability of principal* -- through a diversified portfolio primarily composed of commercial paper, variable rate instruments, repurchase agreements, and certificates of deposit.

Dividends paid to shareholders during the reporting period totaled $0.03 per share. At the end of the reporting period, the trust's net assets stood at $591 million.

Thank you for selecting Federated Master Trust as a daily cash investment. As always, we welcome your comments and suggestions.

Sincerely,
[Graphic]
Glen R. Johnson
President
July 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

Federated Master Trust invests in money market instruments maturing in twelve months or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

From December 1996, through the first quarter of 1997, nearly all economic statistics confirmed that economic growth continued. Private sector job gains along with some acceleration in wage gains supported both hefty retail sales and an uptick in the saving rate. Consumer confidence continued upward to 127.1% while the manufacturing sector held its own as evidenced by the capacity utilization rate of 82.7%. In the months of April and May, however, consumers seemed to have briefly stepped to the sidelines despite the unemployment rate reaching a 20-year low of 4.8%.

Although economic growth kept pace, inflation remained benign. Overall the consumer price index rose just 1.6% during the reporting period while the producer price index actually declined 2.2% on an annualized basis. Energy prices actually declined during the reporting period, while news on the wage inflation front was also positive. The employment cost index during the first quarter rose just 0.8%.

Thirty-day commercial paper traded at 5.37% on December 1, 1996, then rose as high as 5.63% during December due to year-end pressures, and declined back to the 5.30% area until the Federal Reserve Board (the "Fed") raised rates on March 25, 1997. Since that time, 30-day commercial paper has been trading in a 5.55% - 5.60% range.

The Fed raised the federal funds target rate on March 25, 1997, from 5.25% to 5.50% in order to prevent a rise in inflation. The increase was largely anticipated and had been reflected prior to the actual increase.

The target average maturity range for the trust remained in the 35-45 day target range for the entire reporting period, reflecting a neutral position regarding Fed policy. In structuring the trust, there was continued emphasis placed on positioning 30-35% of the trust's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended May 31, 1997, the net assets of the trust decreased from $626.8 to $591.2 million while the seven-day net yield increased from 5.04% to 5.20%.* The effective average maturity of the trust on May 31, 1997, was 62 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.

FEDERATED MASTER TRUST
PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                            VALUE
 ASSET-BACKED SECURITIES -- 5.0%
                    FINANCE - AUTOMOTIVE -- 4.1%
 $        4,073,708 Chase Manhattan Auto Owner Trust 1997-A, 5.545%, 4/10/1998           $
4,073,708
         20,000,000 WFS Financial Owner Trust 1997-A, 5.630%, 3/20/1998
20,000,000
                      Total
24,073,708
                    FINANCE - EQUIPMENT -- 0.9%
          5,458,107 Capita Equipment Receivables Trust 1996-1, 5.587%, 10/15/1997
5,458,107
                      TOTAL ASSET-BACKED SECURITIES
29,531,815
 CERTIFICATE OF DEPOSIT -- 9.5%
                    BANKING -- 9.5%
         32,000,000 Bayerische Vereinsbank AG, Munich, 5.530%, 7/10/1997
32,000,337
          5,000,000 Republic National Bank of New York, 6.100%, 1/15/1998
5,001,231
         19,000,000 Societe Generale, Paris, 6.125% - 6.150%, 5/12/1998 - 5/29/1998
18,999,272
                      TOTAL CERTIFICATE OF DEPOSIT
56,000,840
 COMMERCIAL PAPER -- 41.2%
                    BANKING -- 14.7%
         13,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC,
                    London), 5.413% - 5.446%, 8/12/1997 - 8/21/1997
12,858,428
         15,000,000 Bank of Nova Scotia, Toronto, 5.709%, 8/26/1997
14,798,258
         25,000,000 Canadian Imperial Holdings, Inc., (Guaranteed by Canadian Imperial
                    Bank of Commerce, Toronto), 5.435% - 5.655%, 7/14/1997 - 8/27/1997
24,741,349
         18,000,000 Royal Bank of Canada, Montreal, 5.518%, 7/23/1997
17,860,380
         11,000,000 Societe Generale North America, Inc., (Guaranteed by Societe
                    Generale, Paris), 5.494% - 6.150%, 6/16/1997 - 7/14/1997
10,954,260
          6,000,000 Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto-
                    Dominion Bank), 5.816%, 10/6/1997
5,880,408
                      Total
87,093,083

FEDERATED MASTER TRUST

 PRINCIPAL
  AMOUNT                                                                                            VALUE
 COMMERCIAL PAPER -- CONTINUED
                    BROKERAGE -- 2.5%
        $15,000,000 Merrill Lynch & Co., Inc., 5.591%, 7/7/1997                          $
14,916,750
                    FINANCE - COMMERCIAL -- 14.7%
         27,500,000 Asset Securitization Cooperative Corp., 5.502% - 5.721%,
                    6/24/1997 - 9/5/1997
27,347,445
         21,000,000 Beta Finance, Inc., 5.413% - 5.727%, 8/7/1997 - 9/15/1997
20,739,414
         17,240,000 Falcon Asset Securitization Corp., 5.413% - 5.426%, 6/12/1997 -
17,090,274
                    8/19/1997
         17,000,000 General Electric Capital Corp., 5.804% - 5.846%, 9/22/1997 -
16,678,912
                    11/24/1997
          5,000,000 PREFCO-Preferred Receivables Funding Co., 5.428%, 6/10/1997
4,993,313
                      Total
86,849,358
                    FINANCE - RETAIL -- 3.4%
         10,000,000 Associates Corp. of North America, 5.628%, 6/2/1997
9,998,438
         10,000,000 New Center Asset Trust, A1+/P1 Series, 5.465%, 8/4/1997
9,905,422
                      Total
19,903,860
                    INSURANCE -- 3.4%
         20,000,000 American General Corp., 5.683%, 6/2/1997
19,996,844
                    OIL & OIL FINANCE -- 2.5% 15,000,000 Koch Industries, Inc.,
         5.613%, 6/2/1997
14,997,663
                      TOTAL COMMERCIAL PAPER
243,757,558
 CORPORATE NOTES -- 3.7%
                    BROKERAGE -- 2.5%
         15,000,000 Goldman Sachs Group, LP, 5.850%, 7/28/1997
15,000,000
                    FINANCE - COMMERCIAL -- 1.2%
          7,000,000 Beta Finance, Inc., 6.270%, 4/16/1998
7,000,000
                      TOTAL CORPORATE NOTES
22,000,000

FEDERATED MASTER TRUST

 PRINCIPAL
  AMOUNT                                                                                            VALUE
 (A)NOTES - VARIABLE -- 26.2%
                    BANKING -- 13.2%
 $       15,000,000 Bank One, Columbus, N.A., 5.610%, 6/3/1997                           $
14,998,816
          6,000,000 Bank One, Milwaukee, WI N.A., 5.600%, 6/3/1997
5,998,449
          1,405,000 Continental Commercial Properties, (Huntington National Bank,
                    Columbus, OH LOC), 5.750%, 6/5/1997
1,405,000
            685,000 Dave White Chevrolet, Inc., Series 1996, (Huntington National Bank,
                    Columbus, OH LOC), 5.750%, 6/5/1997
685,000
         25,000,000 Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche
                    Landesbank Girozentrale Swap Agreement), 5.708%, 6/16/1997
25,000,000
         24,816,312 Rabobank Optional Redemption Trust, Series 1997-101, 5.852%,
                    6/16/1997
24,816,312
          3,500,000 SMM Trust, Series 1996-L, (Morgan Guaranty Trust Co., New York Swap
                    Agreement), 5.738%, 6/16/1997
3,500,000
          1,565,000 White Brothers Properties, Series 1996, (Huntington National Bank,
                    Columbus, OH LOC), 5.750%, 6/5/1997
1,565,000
                      Total
77,968,577
                    ELECTRICAL EQUIPMENT -- 4.3%
         25,750,498 Northwest Airlines, Inc., (Guaranteed by General Electric Co.),
                    5.734%,
                    6/9/1997
25,750,498
                    FINANCE - RETAIL -- 4.6%
         27,000,000 Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1),
                    5.705%,
                    6/16/1997
27,000,000
                    INSURANCE -- 4.1%
         24,000,000 (b)Peoples Security Life Insurance, 5.990%, 6/1/1997
24,000,000
                      TOTAL NOTES - VARIABLE
154,719,075

FEDERATED MASTER TRUST

 PRINCIPAL
  AMOUNT                                                                                            VALUE
 (C)REPURCHASE AGREEMENTS -- 14.4%
 $       15,400,000 Bear, Stearns and Co., 5.55%, dated 5/30/1997, due 6/2/1997          $
15,400,000
         20,000,000 Chase Government Securities, Inc., 5.600%, dated 5/30/1997, due 6/2/1997
20,000,000
         10,000,000 Fuji Government Securities, Inc., 5.57%, dated 5/30/1997, due
10,000,000
                    6/2/1997
         10,000,000 PaineWebber Group, Inc., 5.57%, dated 5/30/1997, due 6/2/1997
10,000,000
         20,000,000 Prudential Securities, Inc., 5.59%, dated 5/30/1997, due 6/2/1997
20,000,000
         10,000,000 Swiss Bank Capital Markets, 5.53%, dated 5/30/1997, due 6/2/1997
10,000,000
                      TOTAL REPURCHASE AGREEMENTS
85,400,000
                      TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                           $
591,409,288

(a) Current rate and next reset date shown.

(b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1997, these securities amounted to $24,000,000 which represents 4% of net assets.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($591,233,407) at May 31, 1997.

The following acronyms are used throughout this portfolio:

LOC -- Letter of Credit
LP -- Limited Partnership
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

FEDERATED MASTER TRUST
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                         $    85,400,000
 Investments in securities                                                        506,009,288
  Total investments in securities, at amortized cost and value                                $
591,409,288
 Cash
192,527
 Income receivable
2,206,889
 Receivable for shares sold
3,713
  Total assets
593,812,417
 LIABILITIES:
 Income distribution payable                                                        2,502,121
 Accrued expenses                                                                      76,889
  Total liabilities
2,579,010
 NET ASSETS for 591,233,407 shares outstanding                                                $
591,233,407
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $591,233,407 / 591,233,407 shares outstanding
$1.00

(See Notes which are an integral part of the Financial Statements)

FEDERATED MASTER TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                        $
17,351,123
 EXPENSES:
 Investment advisory fee                                                         $     1,252,567
 Administrative personnel and services fee                                               236,422
 Custodian fees                                                                           55,372
 Transfer and dividend disbursing agent fees and expenses                                 20,472
 Directors'/Trustees' fees                                                                11,266
 Auditing fees                                                                             8,008
 Legal fees                                                                                3,360
 Portfolio accounting fees                                                                51,842
 Shareholder services fee                                                                782,854
 Share registration costs                                                                 11,284
 Printing and postage                                                                      8,375
 Insurance premiums                                                                        3,914
 Taxes                                                                                    15,202
 Miscellaneous                                                                             2,630
     Total expenses                                                                    2,463,568
 Waivers --
     Waiver of investment advisory fee                              $  (401,660)
     Waiver of shareholder services fee                                (626,283)
          Total waivers                                                               (1,027,943)
                  Net expenses
1,435,625
                   Net investment income                                                         $
15,915,498

(See Notes which are an integral part of the Financial Statements)

FEDERATED MASTER TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS
                                                             ENDED                     YEAR ENDED
                                                          (UNAUDITED)                 NOVEMBER 30,
                                                          MAY 31, 1997                    1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                 $      15,915,498      $           35,339,237
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                    (15,915,498)                (35,339,237)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                              1,282,306,986               2,907,437,242
 Net asset value of shares issued to shareholders
 in payment of distributions declared                          3,288,127                   8,736,617
 Cost of shares redeemed                                  (1,321,126,091)             (3,018,553,749)
   Change in net assets resulting from share
   transactions                                              (35,530,978)               (102,379,890)
     Change in net assets                                    (35,530,978)               (102,379,890)
 NET ASSETS:
 Beginning of period                                         626,764,385                 729,144,275
 End of period                                         $     591,233,407      $          626,764,385

(See Notes which are an integral part of the Financial Statements)

FEDERATED MASTER TRUST
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     SIX MONTHS
                        ENDED
                     (UNAUDITED)                                            YEAR ENDED NOVEMBER 30,
                     MAY 31,1997  1996      1995      1994      1993        1992        1991
1990        1989        1988
 NET ASSET
 VALUE,
 BEGINNING OF PERIOD   $ 1.00    $ 1.00    $ 1.00    $ 1.00     $1.00      $ 1.00      $ 1.00      $
1.00      $ 1.00       $1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net
 investment
 income                  0.03      0.05      0.06      0.04      0.03        0.04        0.06
0.08        0.09        0.07
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment
 income                 (0.03)    (0.05)    (0.06)    (0.04)    (0.03)      (0.04)      (0.06)
(0.08)      (0.09)      (0.07)
 NET ASSET
 VALUE,
 END OF PERIOD         $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00      $
1.00      $ 1.00      $ 1.00
 TOTAL RETURN(A)         2.55%     5.18%     5.73%     3.78%     2.91%       3.76%       6.22%
8.16%       9.21%       7.33%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                0.46%*    0.45%     0.46%     0.46%     0.46%       0.46%       0.46%
0.45%       0.45%       0.45%
 Net
 investment
 income                  5.08%*    5.04%     5.59%     3.72%     2.88%       3.73%       6.13%
7.87%       8.83%       7.03%
 SUPPLEMENTAL DATA
 Net assets,
 end of
 period (000
 omitted)            $591,233  $626,764  $729,144  $773,260  $868,828  $1,058,671  $1,302,565  $1,495,299
$2,109,661  $2,391,625

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), open-end management investment company. The investment objective of the Trust is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Additional information on each restricted security held at May 31, 1997 is as follows:

  SECURITY                              ACQUISITION DATE    ACQUISITION COST
  Peoples Security Life Insurance,
  5.990%, 6/1/1997                    5/25/1989 - 1/6/1994     24,000,000

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1997, capital paid-in aggregated $591,233,407.

Transactions in shares were as follows:

                                                                              SIX MONTHS       YEAR ENDED
                                                                                 ENDED         NOVEMBER 30,
                                                                             MAY 31, 1997          1996
 Shares sold                                                                 1,282,306,986     2,907,437,242
 Shares issued to shareholders in payment of distributions declared              3,288,127         8,736,617
 Shares redeemed                                                            (1,321,126,091)   (3,018,553,749)
  Net change resulting from share transactions                                 (35,530,978)     (102,379,890)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the aggregate normal operating expenses of the Trust, including the gross investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under Federal and state laws, expenses of withholding taxes, and extraordinary expenses for such fiscal year or portion thereof exceed 0.45% of the average daily net assets of the Trust for such period. This does not include reimbursement of the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
Glen R. Johnson
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
Anthony R. Bosch
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED MASTER TRUST
SEMI-ANNUAL REPORT TO SHAREHOLDERS
MAY 31, 1997
[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Cusip 314214107
8070106 (7/97)
[Graphic]